Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Schedule of inventories

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Gold-in-process and stockpiles	565.8	450.2
Consumable stores	217.0	212.9
Total inventories	782.8	663.1
Heap leach and stockpiles inventories included in non-current assets[1]	(155.2)	(141.5)
Total current inventories[2]	627.6	521.6
[1]Heap leach and stockpiles inventories will only be processed at the end of life-of-mine.
[2]The cost of consumable stores consumed during the year and included in cost of sales amounted to US$319.6 million (2020: US$267.4 million).